NUVEEN ENHANCED CORE EQUITY FUND

NUVEEN ENHANCED MID-CAP FUND

SUPPLEMENT DATED JUNE 1, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2009

AND

TO THE PROSPECTUS DATED OCTOBER 31, 2009

Effective June 1, 2010, David Tierney is no longer a portfolio manager of the Nuveen Enhanced Core Equity Fund or the Nuveen Enhanced Mid-Cap Fund. John Gambla and Rob Guttschow, Managing Directors and Co-Chief Investment Officers of Nuveen HydePark Group, LLC, the funds’ sub-adviser, remain portfolio managers of each fund.

There have been no changes in either funds’ investment objectives or policies.

PLEASE KEEP THIS WITH YOUR FUND’S

SUMMARY PROSPECTUS OR PROSPECTUS

FOR FUTURE REFERENCE

MGN-HYDE-0610P

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

SUPPLEMENT DATED JUNE 1, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2009,

AND

TO THE PROSPECTUS DATED OCTOBER 31, 2009,

EACH AS SUPPLEMENTED MARCH 1, 2010

Effective June 1, 2010, David Tierney no longer serves as a portfolio manager for the assets of the fund managed by Nuveen HydePark Group, LLC (“HydePark”), one of the fund’s sub-advisers. John Gambla and Rob Guttschow, Managing Directors and Co-Chief Investment Officers of HydePark, continue to serve as the portfolio managers for the assets of the fund managed by HydePark.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR FUND’S

SUMMARY PROSPECTUS OR PROSPECTUS

FOR FUTURE REFERENCE

MGN-MMLCV-0610P

NUVEEN U.S. EQUITY COMPLETENESS FUND

SUPPLEMENT DATED JUNE 1, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2009

AND

TO THE PROSPECTUS DATED OCTOBER 31, 2009

Effective June 1, 2010, David Tierney is no longer a portfolio manager of the Nuveen U.S. Equity Completeness Fund. John Gambla and Rob Guttschow, Managing Directors and Co-Chief Investment Officers of Nuveen HydePark Group, LLC, the fund’s sub-adviser, remain portfolio managers of the fund.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR FUND’S

SUMMARY PROSPECTUS OR PROSPECTUS

FOR FUTURE REFERENCE

MGN-COMP-0610P